Note 4 - Property and Equipment: Property, Plant and Equipment (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Property and equipment, net	$ 4,224,184	$ 3,418,743
Less: Accumulated depreciation	(1,482,052)	(1,123,592)
Building and Leasehold Improvements
Property and equipment, net	3,825,917	3,161,646
Machinery and Equipment
Property and equipment, net	1,050,275	1,022,299
Furniture and Fixtures
Property and equipment, net	$ 830,044	$ 358,390